Cover Page		12 Months Ended
	Aug. 19, 2024	Dec. 31, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 19, 2024
Entity Registrant Name	GINKGO BIOWORKS HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40097
Entity Tax Identification Number	87-2652913
Entity Address, Address Line One	27 Drydock Avenue
Entity Address, Address Line Two	8th Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
City Area Code	877
Local Phone Number	422-5362
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001830214
Amendment Flag	false
Current Fiscal Year End Date		--12-31
Class A common stock, par value $0.0001 per share
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	DNA
Security Exchange Name	NYSE
Warrants to purchase one share of Class A common stock, each at an exercise price of $11.50 per share
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	DNA.WS
Security Exchange Name	NYSE